Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	NOBLE ENERGY INC
Amendment Flag	false
Entity Central Index Key	0000072207
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-07964
Entity Tax Identification Number	73-0785597
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	872-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false